Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 29, 2014		Mar. 30, 2013
Current assets:
Cash and cash equivalents	$ 2,328		$ 3,826
Accounts receivable	7,334		6,639
Inventories	144,644		137,011
Prepaids and other current assets	2,360		2,592
Total current assets	156,666		150,068
Property and equipment	30,923		27,326
Intangible assets	1,063		955
Other assets	1,842		1,603
Total non-current assets	33,828		29,884
Total assets	190,494		179,952
Current liabilities:
Bank indebtedness	73,941		67,307
Accounts payable	36,921		42,210
Accrued liabilities	7,963		9,193
Current portion of long-term debt	4,537		3,795
Total current liabilities	123,362		122,505
Long-term debt	50,213		38,100
Other long-term liabilities	3,297		2,996
Total long-term liabilities	53,510		41,096
Commitments and Contingencies
Stockholders' equity:
Common stock	69,475		64,489
Preferred stock - no par value, unlimited shares authorized, none issued		[1]		[1]
Additional paid-in capital	16,041		15,949
Accumulated deficit	(75,655)		(69,854)
Accumulated other comprehensive income	3,761		5,767
Total stockholders' equity	13,622		16,351
Total liabilities and stockholders' equity	190,494		179,952
Class A Common Stock [Member]
Stockholders' equity:
Common stock	30,862	[1]	25,876	[1]
Class B Common Stock [Member]
Stockholders' equity:
Common stock	$ 38,613	[1]	$ 38,613	[1]

[1]	unlimited shares authorized